Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Jul. 01, 2017
Operating Leased Assets [Line Items]
Weighted average discount rate		5.50%
THL Hotel Portfolio
Operating Leased Assets [Line Items]
Contingent consideration, liability			$ 13.0
Ground Leases
Operating Leased Assets [Line Items]
Weighted average remaining lease term		25 years 8 months 12 days
Operating lease expense	$ 2.0
Office leases
Operating Leased Assets [Line Items]
Weighted average remaining lease term		8 years
Operating lease expense	$ 2.6